Employee Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table presents a summary of the grant-date fair values of performance units granted and the related assumptions.

Three Months Ended March 31,
EnLink Midstream, LLC Performance Units:	2015
Beginning TSR Price	$34.24
Risk-free interest rate	0.99%
Volatility factor	33.02%
Distribution yield	2.98%
The following table presents a summary of the grant-date fair values of performance units granted and the related assumptions.

Three Months Ended March 31,
2015
Beginning TSR Price	$27.68
Risk-free interest rate	0.99%
Volatility factor	33.01%
Distribution yield	5.66%

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
The following table presents a summary of the ENLC's performance units.

	Three Months Ended March 31, 2015
EnLink Midstream, LLC Performance Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-Vested, beginning of period	—	$—
Granted	96,963	41.31
Vested	—	—
Non-vested, end of period	96,963	$41.31
Aggregate intrinsic value, end of period (in millions)	$3.2
The following table presents a summary of the Partnership's performance units.

	Three Months Ended March 31, 2015
EnLink Midstream Partners, LP Performance Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-Vested, beginning of period	—	$—
Granted	108,713	36.18
Vested	—	—
Non-vested, end of period	108,713	$36.18
Aggregate intrinsic value, end of period (in millions)	$2.7

ScheduleofShareBasedCompensationRestrictedStockandRestrictedStockUnitsVestedandFairValueVested

Three Months Ended March 31,
EnLink Midstream, LLC Restricted Incentive Units:	2015
Aggregate intrinsic value of units vested	$8.3
Fair value of units vested	$8.6
A summary of the restricted incentive units’ aggregate intrinsic value (market value at vesting date) and fair value of units vested during the three months ended March 31, 2015 are provided below (in millions):

Three Months Ended March 31,
EnLink Midstream Partners, LP Restricted Incentive Units:	2015
Aggregate intrinsic value of units vested	$6.8
Fair value of units vested	$7.0

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The Partnership and ENLC each have similar unit-based compensation payment plans for officers and employees, which are described below.  Unit-based compensation associated with ENLC's unit-based compensation plan awarded to officers and employees of the Partnership are recorded by the Partnership since ENLC has no substantial or managed operating activities other than its interests in the Partnership and Midstream Holdings. Amounts recognized in the condensed consolidated financial statements with respect to these plans are as follows (in millions):

	Three Months Ended March 31,
	2015	2014
Cost of unit-based compensation allocated to Predecessor general and administrative expense (1)	$—	$2.8
Cost of unit-based compensation charged to general and administrative expense	11.9	1.0
Cost of unit-based compensation charged to operating expense	1.9	0.2
Total amount charged to income	$13.8	$4.0

(1)	Unit-based compensation expense was treated as a contribution by the Predecessor in the Consolidated Statement of Changes in Partners' Equity in 2014.

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of the restricted incentive unit activity for the three months ended March 31, 2015 is provided below:

	Three Months Ended March 31, 2015
EnLink Midstream Partners, LP Restricted Incentive Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	1,022,191	$31.25
Granted	542,723	27.07
Vested*	(244,998)	28.62
Forfeited	(55,193)	31.48
Non-vested, end of period	1,264,723	$29.96
Aggregate intrinsic value, end of period (in millions)	$31.3

 * Vested units include 84,860 units withheld for payroll taxes paid on behalf of employees.
A summary of the restricted incentive units activities for the three months ended March 31, 2015 is provided below:

	Three Months Ended March 31, 2015
EnLink Midstream, LLC Restricted Incentive Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	986,472	$37.03
Granted	462,875	31.74
Vested*	(240,760)	35.71
Forfeited	(47,473)	36.60
Non-vested, end of period	1,161,114	$35.21
Aggregate intrinsic value, end of period (in millions)	$37.8

 * Vested units include 77,519 units withheld for payroll taxes paid on behalf of employees.